RISK MANAGEMENT - Liquid Assets (Details) - Liquidity risk - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Liquid assets	$ 37,757,819	$ 30,631,688
High quality liquid assets | Cash
RISK MANAGEMENT
Liquid assets	18,356,375	16,594,906
High quality liquid assets | High quality liquid securities
RISK MANAGEMENT
Liquid assets	16,729,107	12,054,474
Other liquid assets | Other securities
RISK MANAGEMENT
Liquid assets	$ 2,672,337	$ 1,982,308